PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of plans sponsored by the Company and its subsidiaries and related benefit types

Plan	Type	Entity	Sponsor
PBS-A	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
PAMA / PCE	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
Healthcare - Law No. 9656/98	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil, Terra Networks and TGLog
CTB	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Defined benefit (DB)	VisãoPrev	Telefônica Brasil
VISÃO	Defined contribution (DC) / Hybrid	VisãoPrev	Telefônica Brasil, Terra Networks and TGLog

Schedule of reconciliation of net liabilities (assets)

	12.31.18			12.31.17
	Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Present value of DB plan obligations	2,011,355	1,313,157	3,324,512	1,861,651	1,050,576	2,912,227
Fair value of plan assets	2,999,669	763,325	3,762,994	2,585,679	726,060	3,311,739
Net liabilities (assets)	(988,314)	549,832	(438,482)	(724,028)	324,516	(399,512)

Asset limitation	1,056,682	50,281	1,106,963	791,177	130,440	921,617

Non-current assets	(10,997)	—	(10,997)	(9,833)	—	(9,833)
Current liabilities	8,114	11,553	19,667	7,914	9,021	16,935
Non-current liabilities	71,251	588,560	659,811	69,068	445,935	515,003

Summary of total expenses recognized in the income statement

	2018			2017			2016
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Current service cost	2,931	13,722	16,653	3,044	7,606	10,650	2,811	2,761	5,572
Net interest on net actuarial assets/liabilities	6,074	45,892	51,966	5,258	29,325	34,583	5,278	2,986	8,264
Total	9,005	59,614	68,619	8,302	36,931	45,233	8,089	5,747	13,836

Summary of amounts recognized in other comprehensive income (loss)

	2018			2017			2016
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Actuarial (losses) gains	(186,170)	184,527	(1,643)	325,292	208,195	533,487	(174,496)	240,072	65,576
Asset limitation effect	188,259	(93,125)	95,134	(309,780)	(52,411)	(362,191)	182,088	(10,897)	171,191
Total	2,089	91,402	93,491	15,512	155,784	171,296	7,592	229,175	236,767

Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.18			12.31.17
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Net defined benefit liability (asset) at the beginning of the year	67,148	454,957	522,105	54,026	264,603	318,629
Business combinations	—	—	—	(12)	680	668
Expenses	9,005	59,614	68,619	8,302	36,931	45,233
Sponsor contributions	(9,874)	(5,860)	(15,734)	(10,680)	(3,041)	(13,721)
Amounts recognized in OCI	2,089	91,402	93,491	15,512	155,784	171,296
Net defined benefit liability (asset) at the end of the year	68,368	600,113	668,481	67,148	454,957	522,105
Actuarial assets per balance sheet	(10,997)	—	(10,997)	(9,833)	—	(9,833)
Actuarial liabilities per balance sheet	79,365	600,113	679,478	76,982	454,956	531,938

Schedule of results projected for 2019

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Current service cost	3,076	16,178	19,254
Net interest on net defined benefit liability/asset	5,762	56,551	62,313
Total	8,838	72,729	81,567

Schedule of sponsoring company contributions projected for 2019

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Sponsor contributions	2,221	8,114	10,335
Benefits paid directly by the sponsor	35	11,559	11,594
Total	2,256	19,673	21,929

Schedule of average weighted duration of defined benefit liability

	Post-retirement		Post-retirement
	pension plans		health plans
In 2018	7.8	years	16.5	years
In 2017	8.5	years	18.7	years

Schedule of actuarial assumptions

12.31.18
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Visão: 9.0% PBS-A and CTB: 9.1% Telefônica BD: 9.2%	9.3%
Future salary growth rate	PBS-A: N/A Visão, CTB and Telefônica BD: 5.7%	N/A
Medical expense growth rate	N/A	7.1%
Nominal annual adjustment rate of pension benefits	4.0%	N/A
Medical service eligibility age	N/A	Eligibility on retirement 100% to 57 years
Estimated retirement age	PBS-A, CTB and Telefônica BD: 57 years Visão: 60 years	57 years
Mortality table for nondisabled individuals	PBS-A, CTB and Telefônica BD: AT- 2000 Basic segregated by gender, down-rated by 10% Visão: AT-2000 Basic segregated by gender, down-rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB and Telefônica BD: RP- 2000 Disabled Female, down-rated by 40% Visão: N/A	RP-2000 Disabled Female, down-rated by 40%
Disability table	Telefônica BD: Light-Forte PBS-A and CTB: N/A Visão: Light-Fraca, down rated by 30%	Light-Forte
Turnover	PBS-A, CTB and Telefônica BD: N/A Visão: Turnover experience in VISÃO plans (2015 to 2017)	PAMA and PCE: N/A Law No. 9656/98: Turnover experience in VISÃO plans (2015 to 2017)

12.31.17
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Visão: 9.5% PBS-A and CTB: 9.8% Telefônica BD and Tcoprev: 9.9%	9.9%
Future salary growth rate	PBS-A: N/A Visão, CTB, Telefônica BD and Tcoprev: 5.9%	N/A
Medical expense growth rate	N/A	7.4%
Nominal annual adjustment rate of pension benefits	4.3%	N/A
Medical service eligibility age	N/A	Eligibility on retirement 100% to 57 years
Estimated retirement age	PBS-A, CTB and Telefônica BD: 57 years Visão and Tcoprev: 60 years	57 years
Mortality table for nondisabled individuals	PBS-A, CTB and Telefônica BD: AT-2000 Basic segregated by gender, down-rated by 10% Visão: AT-2000 Basic segregated by gender, down- rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB and Telefônica BD: RP-2000 Disabled Female, down-rated by 40% Visão: N/A	RP-2000 Disabled Female, down-rated by 40%
Disability table	PBS-A, CTB, Telefônica BD and Tcoprev: Light-Forte Visão: Light-Fraca, down rated by 30%	Light-Forte
Turnover	PBS-A, CTB, Telefônica BD and Tcoprev: N/A Visão: Turnover experience in VISÃO plans (2015 to 2017)	PAMA and PCE: N/A Law No. 9656/98: Turnover experience in VISÃO plans (2015 to 2017)

Schedule of impacts on the plans' defined benefit liabilities due to the new definition of the actuarial assumptions

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, based on current actuarial assumptions	2,011,355	1,313,157	3,324,512
Defined benefit liability, based on prior-year actuarial assumptions	1,982,085	1,194,355	3,176,440
Difference from change in actuarial assumptions	29,270	118,802	148,072

Summary of allocation of plan assets

	12.31.18		12.31.17
	Post-retirement	Post-retirement	Post-retirement	Post-retirement
	pension plans	health plans	pension plans	health plans
Investments with market value quoted in active market:
Fixed income investments
National Treasury Note (NTN)	2,437,547	702,946	1,998,931	670,516
Treasury Financial Letter	177,319	—	199,135	55,544
Repurchase operations	196,830	—	142,228	—
Debentures	13,487	—	13,209	—
Treasury Financial Letter (LFT)	12,556	60,379	4,567	—
FIDC shares / Others	2,356	—	3,694	—
National Treasury Notes (LTN)	462	—	2,165	—
Bank Deposit Certificates (CDB)	232	—	1,317	—
Variable income investments
Investments in energy sector	138	—	57,781	—
Investments in food and beverage industry	17,921	—	32,337	—
Investments in mining sector	287	—	1,197	—
Investments in other sectors (1)	5,822	—	7,124	—
Real estate investments	111,417	—	96,525	—
Loans to participants	19,312	—	18,346	—
Structured investments	743	—	3,753	—

Investments with market value not quoted in active market:
Loans to participants	1,249	—	1,590	—
Structured investments	1,991	—	1,780	—
Total	2,999,669	763,325	2,585,679	726,060
(1)

Investments in variable income in the following industries: oil, gas and biofuel; telephony; steel and metals; construction and engineering; sales and distribution; transportation; wood and paper; education; financial services and banks; real estate, among; others.

Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of sensitivity analysis for actuarial assumptions

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, discounted to present value at current rate	2,011,355	1,313,157	3,324,512
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,934,817	1,219,080	3,153,897
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,093,908	1,419,123	3,513,031

Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of sensitivity analysis for actuarial assumptions

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, projected by the current medical cost growth rate	2,011,355	1,313,157	3,324,512
Defined benefit liability, projected by the current medical cost growth considering a rate increased by 1%	2,011,355	1,535,641	3,546,996
Defined benefit liability, projected by the current medical cost growth considering a rate decreased by 1%	2,011,355	1,135,030	3,146,385

Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.18			12.31.17
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Defined benefit liability at the beginning of the year	1,861,651	1,050,576	2,912,227	1,763,866	767,642	2,531,508
Liability assumed after acquisition of company	—	—	—	249	680	929
Current service costs	2,931	13,722	16,653	3,044	7,606	10,650
Interest on actuarial liabilities	173,842	103,617	277,459	181,208	82,488	263,696
Benefits paid	(136,916)	(37,838)	(174,754)	(168,856)	(30,777)	(199,633)
Member contributions paid	451	—	451	220	—	220
Actuarial losses (gains) adjusted by experience	80,126	64,278	144,404	(23,613)	128,469	104,856
Actuarial losses (gains) adjusted by demographic assumptions	—	46,122	46,122	(3,320)	(1,543)	(4,863)
Actuarial losses (gains) adjusted by financial assumptions	29,270	72,680	101,950	108,853	96,011	204,864
Defined benefit liability at the end of the year	2,011,355	1,313,157	3,324,512	1,861,651	1,050,576	2,912,227

Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.18			12.31.17
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Fair value of plan assets at the beginning of the year	2,585,679	726,060	3,311,739	2,703,593	667,993	3,371,586
Asset acquired on acquisition of company	—	—	—	323	—	323
Benefits paid	(128,991)	(32,011)	(161,002)	(160,370)	(27,767)	(188,137)
Participants contributions paid	451	—	451	220	—	220
Sponsor contributions paid	1,949	33	1,982	2,195	31	2,226
Interest income on plan assets	245,014	70,690	315,704	283,090	71,061	354,151
Return on plan assets excluding interest income	295,567	(1,447)	294,120	(243,372)	14,742	(228,630)
Fair value of plan assets at the end of the year	2,999,669	763,325	3,762,994	2,585,679	726,060	3,311,739

Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.18			12.31.17
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Asset Limitation at the beginning of the year	791,177	130,440	921,617	993,754	164,953	1,158,707
Interest on the asset limitation	77,246	12,966	90,212	107,140	17,898	125,038
Changes in the assets limitation, except interest	188,259	(93,125)	95,134	(309,779)	(52,411)	(362,190)
Effect generated by company acquisition	—	—	—	62	—	62
Asset Limitation at the end of the year	1,056,682	50,281	1,106,963	791,177	130,440	921,617